TAXATION (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
TAXATION
Income (loss) for the year	$ (2,436,802)	$ (910,464)	$ (995,066)
Income tax expense	0	0	0
Income (loss) excluding income tax	(2,436,802)	(910,464)	(995,066)
Income tax expense (recovery) using the Company's domestic tax rate	(658,000)	(246,000)	(269,000)
Effect of tax rates in foreign jurisdiction	0	(1,000)	1,000
Non-deductible expenses and other	557,000	267,963	134,000
Differences in statutory tax rates and deferred tax rates	0	0	0
Changes in unrecognized temporary differences	101,000	(21,000)	134,000
Current tax expense	$ 0	$ 37	$ 0